LICENSE (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Commercial Test [Member]
Milestone payment	$ 50,880	£ 50,000	$ 56,620	£ 50,000
Licensed Product [Member]
Milestone payment	101,760	100,000	113,240	100,000
US Market Approval [Member]
Milestone payment	152,640	150,000	169,860	150,000
License [Member]
License fund	$ 50,880	£ 50,000	$ 56,620	£ 50,000